Share-Based Compensation Plans (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-Based Compensation Plans [Abstract]
Operating expenses	$ 16,035	$ 29,505	$ 2,856